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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through May 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                   -----------
                                     EQUITY
                                   OPPORTUNITY
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/07


                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             13

Schedule of Investments                                                     15

Financial Statements                                                        22

Notes to Financial Statements                                               29

Trustees, Officers and Service Providers                                    36

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12-month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13%.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and U.S. economic growth has slowed, but continuing growth at a slower rate appears more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has

Letter

become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, the climate for investors continues to appear generally positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07
--------------------------------------------------------------------------------

The Fund's emphasis on real estate investment trusts, oil refining and industrial companies keyed strong returns and helped the Fund to outperform its benchmark by a wide margin over the past six months. Here, Timothy Horan, who assumed management responsibility for the Fund in April, reviews the period's results and describes his approach to managing the Fund.

Q:   Please describe the investment background over this six-month period.

A: The expansion of the U.S. economy carried over from last year, only to stumble in the first quarter of 2007 when revised data put the economy's annualized growth rate at just 0.6%, the lowest reading in years. A pullback in corporate capital outlays accounts for much of the lag. But earnings remained healthy across industry segments in the second quarter amid signs of renewed momentum in capital expenditures.

Q:   How did the Fund perform over this period?

A: Pioneer Equity Opportunity Fund's Class A shares had a total return of 16.31%, at net asset value, for the six months ended May 31, 2007. The Russell 2500(R) Index, the Fund's benchmark, had a return of 11.14% for the same period. During the period the average return of the 337 funds in Lipper's Mid Cap Core category was 13.52%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Which of your strategies or holdings had a beneficial impact on performance?

A: Industrial companies contributed strongly to the Fund's outperformance of its benchmark. Reversing decades-old policies, regulators have begun allowing utilities to upgrade infrastructure and invest in new facilities. Suppliers that have profited from

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     renewed capital investment by utilities include Fund holdings General Cable, which makes and markets cables and other essential components, and Cooper Industries, a manufacturer of transformer equipment. NRG, a New Jersey-based independent power producer, also benefited as demand for power pushed prices higher. Increased defense spending aided results at ITT Industries, which makes aerospace products, night vision devices, water purification and pumping equipment.

     The Fund's stake in oil refining companies led returns within the strong energy sector. Demand for all grades of gasoline and ethanol-based products has refineries, especially those on the U.S. west coast, operating at full capacity. As a result, crack spreads, or the difference between the cost of oil and the selling price of refined products, has exceeded historical norms. Shares of Tesoro Petroleum, Valero Energy and Frontier Energy all rose sharply.

     As we go about adjusting the portfolio, we have significantly reduced exposure to real estate investment trusts (REITs). This sector delivered outstanding returns over the period and for several prior quarters, but valuations have risen well beyond our comfort zone. We also think the long climb in REIT valuations leaves little room for further appreciation. The acquisition of Equity Office Properties by another REIT further enhanced sector returns.

Q:   Which holdings or sectors hurt overall performance over this period?

A: Healthcare was the portfolio's weakest area as unsuccessful stock selection held back results in biotechnology. Shares of Vertex fell, as investors awaited clinical test results on its new hepatitis C drug. MannKind, whose inhaled insulin for diabetics is based on a different technology, suffered as weak results from Pfizer's inhaled insulin offering continued. That news raised investor concerns about the potential efficacy of such formulations.

     Technology was another area of weakness, due in part to exposure to more volatile areas of the industry. We are maintaining our commitment to Seagate Technology, a maker of hard drives, because of its low current valuation and its duopoly market structure. We are also retaining Newport, makers of lasers and precision instruments, despite recent declines. But we have

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------

     eliminated Komag, whose disks are used in hard drives and other storage devices.

     Our substantially underweight position relative to the benchmark in consumer discretionary stocks also hurt performance. Although performance was generally favorable among the Fund's consumer staples companies, results trailed the index by a sizeable margin. The staples sector also detracted from the Fund's performance because of stock selection. For example, Procter & Gamble was a laggard as it continues to integrate Gillette and no catalyst for future growth is evident.

Q:   What is your outlook, and how are you transitioning the Fund?

A: We are continuing earlier initiatives aimed at moving the portfolio toward larger, higher-quality companies, a market segment that appears to offer both attractive valuations and good growth prospects. An example is Intel, the world's leading maker of semiconductors. Other important transitions include increased stakes among consumer-related issues, including the addition of cigarette maker Carolina Group. We are also looking for additional opportunities in biotech. In financials, where we have severely cut back on REITs, we added municipal bond insurer AMBAC based on its strong finances and stable outlook. We are also cutting back on smaller industrial holdings but have added equipment maker Thomas & Betts, which is active in the electrical transmission market. On a net basis, we have cut about ten holdings, resulting in a slightly larger average market capitalization for the Fund.

     We select stocks through a bottom-up process that focuses on companies rather than sectors or market trends. Still, we are always cognizant of the economic backdrop. The economy's pace of growth appears to be slowing, but unemployment remains low, interest rates are fairly benign by historical standards and corporations are flush with cash. That supportive environment offers good potential for further stock market gains. However, the housing slump will take some time to resolve and its impact may spread to other areas. At some point, conditions may favor investment in the housing sector.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

U.S Common Stocks                              92.6%
Temporary Cash Investments                      6.1%
Depositary Receipts for International Stocks    0.8%
Exchange Traded Fund                            0.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A PIE CHART]

Industrials                                    19.1%
Health Care                                    18.6%
Information Technology                         15.5%
Financials                                     11.4%
Utilities                                       9.8%
Materials                                       9.1%
Energy                                          7.5%
Consumer Staples                                4.8%
Consumer Discretionary                          4.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  NRG Energy, Inc.                                                     4.25%
 2.  Thermo Fisher Scientific, Inc.                                       4.02
 3.  General Cable Corp.                                                  3.56
 4.  Tesoro Petroleum Corp.                                               3.39
 5.  Texas Industries, Inc.                                               3.10
 6.  Southern Union Co.                                                   2.95
 7.  Agilent Technologies, Inc.                                           2.81
 8.  Inverness Medical Innovations, Inc.                                  2.48
 9.  Forest City Enterprises, Inc.                                        2.45
10.  FEI Co.                                                              2.15

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

  Class                 5/31/07                11/30/06
  -----                 -------               ---------
    A                   $14.55                  $12.51
    B                   $14.37                  $12.41
    C                   $14.38                  $12.42

Distributions Per Share
--------------------------------------------------------------------------------

                                12/1/06 - 5/31/07
                                -----------------
                Net
             Investment     Short-Term      Long-Term
  Class        Income     Capital Gains   Capital Gains
  -----        ------     -------------   -------------
    A           $ -           $ -             $ -
    B           $ -           $ -             $ -
    C           $ -           $ -             $ -

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                Net Asset      Public Offering
Period                         Value (NAV)      Price (POP)
Life-of-Class
(12/1/04)                         18.63%           15.85%
1 Year                            32.71            25.08

--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)

                                  Gross             Net
                                   1.58%            1.25%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                      Pioneer
                      Equity                   Russell
                      Opportunity              2500
                      Fund                     Index
12/04                  9425                    10000
 5/05                  9292                     9810
 5/06                 10607                    11488
 5/07                 14077                    13897

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                      If          If
Period                               Held      Redeemed
Life-of-Class
(12/1/04)                            17.68%      16.73%
1 Year                               31.56       27.56
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                     Gross        Net
                                      2.41%       2.15%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                      Pioneer
                      Equity                   Russell
                      Opportunity              2500
                      Fund                     Index
12/04                 10000                    10000
 5/05                  9834                     9810
 5/06                 11132                    11488
 5/07                 14345                    13897

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2008, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

Average Annual Total Returns
(As of May 31, 2007)
                                      If          If
Period                               Held      Redeemed
Life-of-Class
(12/1/04)                            17.71%      17.71%
1 Year                               31.65       31.65
-------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2007)
                                      Gross       Net
                                      2.35%       2.15%

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A MOUNTAIN CHART]

Value of $10,000 Investment

                      Pioneer
                      Equity                   Russell
                      Opportunity              2500
                      Fund                     Index
12/04                 10000                    10000
 5/05                  9824                     9810
 5/06                 11132                    11488
 5/07                 14656                    13897

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2008, for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from December 1, 2006 through May 31, 2007.

Share Class                            A              B              C
--------------------------------------------------------------------------------
Beginning Account Value            $1,000.00      $1,000.00      $1,000.00
On 12/1/06
Ending Account Value               $1,163.10      $1,157.90      $1,157.80
On 5/31/07
Expenses Paid During Period*       $    6.74      $   11.03      $   10.92

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.05%, and 2.03% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from December 1, 2006 through May 31, 2007.

Share Class                            A              B              C
--------------------------------------------------------------------------------
Beginning Account Value            $1,000.00      $1,000.00      $1,000.00
On 12/1/06
Ending Account Value               $1,018.70      $1,014.71      $1,014.81
On 5/31/06
Expenses Paid During Period*       $    6.29      $   10.30      $   10.20

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.05% and 2.03% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              COMMON STOCKS - 98.5%
              Energy - 7.4%
              Oil & Gas Exploration & Production - 1.6%
   13,360     Parallel Petroleum Corp.*                             $   308,082
   16,320     Plains Exploration & Product*                             863,654
                                                                    -----------
                                                                    $ 1,171,736
                                                                    -----------
              Oil & Gas Refining & Marketing - 5.8%
   22,430     Frontier Oil Corp.                                    $   903,032
   39,380     Tesoro Petroleum Corp.                                  2,436,833
   11,530     Valero Energy Corp.                                       860,369
                                                                    -----------
                                                                    $ 4,200,234
                                                                    -----------
              Total Energy                                          $ 5,371,970
                                                                    -----------
              Materials - 8.5%
              Construction Materials - 3.1%
   25,573     Texas Industries, Inc.                                $ 2,224,340
                                                                    -----------
              Diversified Chemical - 0.9%
    7,310     FMC Corp.                                             $   611,555
                                                                    -----------
              Diversified Metals & Mining - 1.8%
   16,360     Freeport-McMoRan Copper & Gold, Inc. (Class B)        $ 1,287,532
                                                                    -----------
              Gold - 0.8%
   20,580     Barrick Gold Corp.(b)                                 $   599,495
                                                                    -----------
              Metal & Glass Containers - 0.4%
   12,340     Crown Cork & Seal Co., Inc.*                          $   307,636
                                                                    -----------
              Specialty Chemicals - 1.5%
   16,660     Arch Chemicals, Inc.                                  $   585,766
   23,320     RPM, Inc.                                                 529,830
                                                                    -----------
                                                                    $ 1,115,596
                                                                    -----------
              Total Materials                                       $ 6,146,154
                                                                    -----------
              Capital Goods - 18.3%
              Aerospace & Defense - 1.3%
   15,729     EDO Corp.(b)                                          $   528,023
    8,789     Esterline Technologies Corp.*                             399,900
                                                                    -----------
                                                                    $   927,923
                                                                    -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              Construction & Engineering - 0.7%
   19,050     KBR, Inc.*                                            $   524,447
                                                                    -----------
              Construction, Farm Machinery & Heavy Trucks - 0.6%
    6,800     Oshkosh Truck Corp.                                   $   419,492
                                                                    -----------
              Electrical Component & Equipment - 9.6%
   19,605     AMETEK, Inc.                                          $   739,893
   20,880     Belden CDT, Inc.                                        1,195,588
   22,580     Cooper Industries, Inc.                                 1,209,836
   37,480     General Cable Corp.*                                    2,554,262
    7,000     Rockwell International Corp.                              476,350
   13,550     Thomas & Betts Corp.*                                     786,171
                                                                    -----------
                                                                    $ 6,962,100
                                                                    -----------
              Industrial Machinery - 5.1%
   25,170     Idex Corp.                                            $   948,909
   16,250     ITT Corp.                                               1,093,625
    8,402     Kaydon Corp.                                              405,397
    5,450     Kennametal, Inc.                                          419,214
   19,140     Pall Corp.                                                856,515
                                                                    -----------
                                                                    $ 3,723,660
                                                                    -----------
              Trading Companies & Distributors - 1.0%
   11,110     Wesco International, Inc.*                            $   720,150
                                                                    -----------
              Total Capital Goods                                   $13,277,772
                                                                    -----------
              Commercial Services & Supplies - 0.6%
              Office Services & Supplies - 0.6%
    6,970     Avery Dennison Corp.                                  $   454,932
                                                                    -----------
              Total Commercial Services & Supplies                  $   454,932
                                                                    -----------
              Consumer Services - 1.4%
              Casinos & Gaming - 1.4%
   26,080     International Game Technology                         $ 1,048,154
                                                                    -----------
              Total Consumer Services                               $ 1,048,154
                                                                    -----------
              Media - 1.2%
              Advertising - 1.2%
   71,860     The Interpublic Group of Companies, Inc.*             $   844,355
                                                                    -----------
              Total Media                                           $   844,355
                                                                    -----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                                                                Value
              Retailing - 1.6%
              Department Stores - 1.6%
    6,380     Sears Holdings Corp.*                                 $ 1,148,528
                                                                    -----------
              Total Retailing                                       $ 1,148,528
                                                                    -----------
              Food, Beverage & Tobacco - 2.0%
              Tobacco - 2.0%
   18,580     Loews Corp Carolina Group                             $ 1,444,595
                                                                    -----------
              Total Food, Beverage & Tobacco                        $ 1,444,595
                                                                    -----------
              Household & Personal Products - 2.8%
              Household Products - 2.8%
   26,130     Church & Dwight Co., Inc.                             $ 1,306,761
   11,190     Procter & Gamble Co.                                      711,125
                                                                    -----------
                                                                    $ 2,017,886
                                                                    -----------
              Total Household & Personal Products                   $ 2,017,886
                                                                    -----------
              Health Care Equipment & Services - 6.4%
              Health Care Distributors - 0.4%
    8,120     Owens & Minor, Inc.                                   $   288,260
                                                                    -----------
              Health Care Equipment - 2.7%
   14,810     Gen-Probe, Inc.*                                      $   801,073
    8,300     Medtronic, Inc.                                           441,311
   36,800     Thoratec Corp.*                                           729,008
                                                                    -----------
                                                                    $ 1,971,392
                                                                    -----------
              Health Care Supplies - 3.3%
   11,420     Haemonetics Corp.*                                    $   566,889
   37,340     Inverness Medical Innovations, Inc.*(b)                 1,780,745
                                                                    -----------
                                                                    $ 2,347,634
                                                                    -----------
              Total Health Care Equipment & Services                $ 4,607,286
                                                                    -----------
              Pharmaceuticals & Biotechnology - 12.0%
              Biotechnology - 3.7%
   47,640     BioMarin Pharmaceutical, Inc.*                        $   849,898
   36,670     Mannkind Corp.*(b)                                        417,305
   48,233     Vertex Pharmaceuticals, Inc.*                           1,440,237
                                                                    -----------
                                                                    $ 2,707,440
                                                                    -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              Life Sciences Tools & Services - 8.3%
    6,590     Applera Corp. - Applied Biosystems Group              $   187,090
   11,195     Bio-Rad Laboratories, Inc.*                               836,267
   53,190     Diversa Corp.*(b)                                         346,267
    4,110     Millipore Corp.*                                          307,305
   22,640     PerkinElmer, Inc.                                         600,186
   23,150     Pharmaceutical Product Development, Inc.                  844,975
   52,920     Thermo Fisher Scientific, Inc.*                         2,889,431
                                                                    -----------
                                                                    $ 6,011,521
                                                                    -----------
              Total Pharmaceuticals & Biotechnology                 $ 8,718,961
                                                                    -----------
              Banks - 0.7%
              Regional Banks - 0.7%
    6,010     Zions Bancorporation                                  $   483,565
                                                                    -----------
              Total Banks                                           $   483,565
                                                                    -----------
              Diversified Financials - 2.5%
              Investment Banking & Brokerage - 2.5%
   16,130     E*TRADE Financial Corp.*                              $   386,314
    5,730     Investment Technology Group, Inc.*                        232,925
   22,640     Lazard, Ltd.                                            1,219,843
                                                                    -----------
                                                                    $ 1,839,082
                                                                    -----------
              Total Diversified Financials                          $ 1,839,082
                                                                    -----------
              Insurance - 3.3%
              Life & Health Insurance - 1.3%
   35,950     Unum Group (b)                                        $   954,112
                                                                    -----------
              Multi-Line Insurance - 0.4%
    2,990     Hartford Financial Services Group, Inc.               $   308,478
                                                                    -----------
              Property & Casualty Insurance - 1.6%
   12,400     Ambac Financial Group, Inc.                           $ 1,111,164
                                                                    -----------
              Total Insurance                                       $ 2,373,754
                                                                    -----------
              Real Estate - 4.8%
              Diversified Real Estate Investment Trust - 0.4%
    6,960     Liberty Property Trust                                $   326,563
                                                                    -----------
              Mortgage Real Estate Investment Trust - 0.5%
   21,960     Annaly Capital Management, Inc.                       $   339,062
                                                                    -----------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                                                                 Value
              Real Estate Management & Development - 2.4%
   25,116     Forest City Enterprises, Inc.                         $ 1,760,632
                                                                    -----------
              Specialized Real Estate Investment Trust - 1.5%
   19,520     Host Hotels & Resorts, Inc.                           $   498,150
   13,890     Plum Creek Timber Co., Inc.                               580,602
                                                                    -----------
                                                                    $ 1,078,752
                                                                    -----------
              Total Real Estate                                     $ 3,505,009
                                                                    -----------
              Technology Hardware & Equipment - 8.7%
              Communications Equipment - 0.7%
    9,360     CommScope, Inc.*                                      $   512,273
                                                                    -----------
              Computer Storage & Peripherals - 1.0%
   11,740     Komag, Inc.*(b)                                       $   284,812
   22,240     Seagate Technology                                        457,922
                                                                    -----------
                                                                    $   742,734
                                                                    -----------
              Electronic Equipment & Instruments - 6.4%
   52,900     Agilent Technologies, Inc.*                           $ 2,019,193
   37,040     Amphenol Corp.                                          1,325,291
   13,220     Itron, Inc.*(b)                                           894,333
   29,530     Newport Corp.*                                            440,587
                                                                    -----------
                                                                    $ 4,679,404
                                                                    -----------
              Technology Distributors - 0.6%
    5,550     Anixter International, Inc.*                          $   409,923
                                                                    -----------
              Total Technology Hardware & Equipment                 $ 6,344,334
                                                                    -----------
              Semiconductors - 6.6%
              Semiconductor Equipment - 3.9%
   41,667     FEI Co.*                                              $ 1,545,846
   21,610     IVAX, Inc.*                                               416,857
   47,630     Veeco Instruments, Inc.*                                  863,056
                                                                    -----------
                                                                    $ 2,825,759
                                                                    -----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
               Semiconductors - 2.7%
   33,850      Analog Devices, Inc.                                 $ 1,225,708
   31,900      Intel Corp.                                              707,223
      100      Texas Instruments, Inc.                                    3,536
                                                                    -----------
                                                                    $ 1,936,467
                                                                    -----------
               Total Semiconductors                                 $ 4,762,226
                                                                    -----------
               Utilities - 9.7%
               Gas Utilities - 2.9%
   60,800      Southern Union Co.                                   $ 2,115,840
                                                                    -----------
               Independent Power Producer & Energy Traders - 4.2%
   34,740      NRG Energy, Inc.*                                    $ 3,053,299
                                                                    -----------
               Multi-Utilities - 2.6%
   25,620      NSTAR                                                $   892,345
   10,860      Public Service Enterprise Group, Inc.                    965,888
                                                                    -----------
                                                                    $ 1,858,233
                                                                    -----------
               Total Utilities                                      $ 7,027,372
                                                                    -----------
               TOTAL COMMON STOCKS
               (Cost $58,964,601)                                   $71,415,935
                                                                    -----------
               EXCHANGE TRADED FUND - 0.5%
               Materials - 0.5%
               Precious Metals &
               Minerals - 0.5%
   10,010      Market Vectors Gold Miners Exchange Traded Fund      $   391,992
                                                                    -----------
               Total Materials                                      $   391,992
                                                                    -----------
               TOTAL EXCHANGE TRADED FUND
               (Cost $421,910)                                      $   391,992
                                                                    -----------
               TEMPORARY CASH INVESTMENT - 6.5%
               Security Lending Collateral - 6.5%
4,703,536      Securities Lending Investment Fund, 5.26%            $ 4,703,536
                                                                    -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $4,703,536)                                    $ 4,703,536
                                                                    -----------
               TOTAL INVESTMENT IN SECURITIES - 105.5%
               (Cost $64,090,047)(a)                                $76,511,463
                                                                    -----------
               OTHER ASSETS AND LIABILITIES - (5.5)%                $(4,013,197)
                                                                    -----------
               TOTAL NET ASSETS - 100.0%                            $72,498,266
                                                                    ===========

20   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*    Non-income producing security.

(a) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $64,086,512 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                               $13,648,035
          Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
                                                                                         (1,223,084)
                                                                                         -----------
          Net unrealized gain                                                            $12,424,951
                                                                                         ===========

(b)  At May 31, 2007, the following securities were out on loan:

     Shares     Description                                   Value
     20,338     Barrick Gold Corp.                       $  592,446
     52,173     Diversa Corp.*                              339,646
      2,673     EDO Corp.                                    89,733
     22,532     Inverness Medical Innovations, Inc.*      1,074,551
     12,711     Itron, Inc.*                                859,899
     11,601     Komag, Inc.*                                281,440
     36,030     Mannkind Corp.*                             410,021
     35,200     Unum Group                                  934,208
                                                         ----------
                Total                                    $4,581,944
                                                         ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007 aggregated $47,088,155 and $35,270,335, respectively.


The accompanying notes are an integral part of these financial statements.   21

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $4,581,944, cost $64,090,047)                         $76,511,463
  Cash                                                                  582,342
  Receivables -
    Investment securities sold                                        1,160,324
    Fund shares sold                                                    320,832
    Dividends and foreign taxes withheld                                 38,263
  Other                                                                  18,242
                                                                    -----------
     Total assets                                                   $78,631,466
                                                                    -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $ 1,270,390
    Fund shares repurchased                                              93,240
    Upon return of securities loaned                                  4,703,536
  Due to affiliates                                                       5,957
  Accrued expenses                                                       60,077
                                                                    -----------
     Total liabilities                                              $ 6,133,200
                                                                    -----------
NET ASSETS:
  Paid-in capital                                                   $54,137,772
  Undistributed net investment loss                                     (71,316)
  Accumulated net realized gain on investments                        6,010,394
  Net unrealized gain on investments                                 12,421,416
                                                                    -----------
     Total net assets                                               $72,498,266
                                                                    ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $43,288,999/2,974,958 shares)                   $     14.55
                                                                    ===========
  Class B (based on $9,106,834/633,528 shares)                      $     14.37
                                                                    ===========
  Class C (based on $20,102,433/1,397,480 shares)                   $     14.38
                                                                    ===========
MAXIMUM OFFERING PRICE:
  Class A ($14.55 [divided by] 94.25%)                              $     15.44
                                                                    ===========

22    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $484)        $401,558
  Income from securities loaned, net                          7,105
                                                           --------
     Total investment income                                              $  408,663
                                                                          ----------
EXPENSES:
  Management fees                                          $231,638
  Transfer agent fees and expenses
    Class A                                                  22,095
    Class B                                                   6,684
    Class C                                                  15,062
  Distribution fees
    Class A                                                  41,598
    Class B                                                  38,131
    Class C                                                  97,279
  Administrative reimbursements                               6,949
  Custodian fees                                              8,956
  Professional fees                                          19,505
  Printing expense                                           11,232
  Fees and expenses of nonaffiliated trustees                 2,953
  Miscellaneous                                               1,582
                                                           --------
     Total expenses                                                       $  503,664
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                      (8,839)
     Less fees paid indirectly                                                (2,217)
                                                                          ----------
     Net expenses                                                         $  492,608
                                                                          ----------
       Net investment loss                                                $  (83,945)
                                                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $5,157,211
                                                                          ----------
  Change in net unrealized gain on investments                            $4,487,624
                                                                          ----------
  Net gain on investments                                                 $9,644,835
                                                                          ----------
  Net increase in net assets resulting from operations                    $9,560,890
                                                                          ==========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06, respectively

                                                                Six Months
                                                                  Ended
                                                                 5/31/07        Year Ended
                                                               (unaudited)       11/30/06
FROM OPERATIONS:
Net investment income (loss)                                 $   (83,945)      $    48,483
Net realized gain on investments                               5,157,211         3,168,817
Change in net unrealized gain on investments                   4,487,624         4,845,650
                                                             ------------      -----------
    Net increase in net assets resulting from operations     $ 9,560,890       $ 8,062,950
                                                             ------------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.09 per share, respectively)        $         -       $  (177,507)
Net realized gain:
    Class A ($0.00 and $0.54 per share, respectively)                  -        (1,124,846)
    Class B ($0.00 and $0.54 per share, respectively)                  -          (245,383)
    Class C ($0.00 and $0.54 per share, respectively)                  -          (711,497)
                                                             ------------      -----------
     Total distributions to shareowners                      $         -       $(2,259,233)
                                                             ------------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $41,723,206       $14,958,666
Reinvestment of distributions                                      3,397         1,549,179
Cost of shares repurchased                                   (27,031,430)      (15,575,737)
                                                             ------------      -----------
    Net increase in net assets resulting from
     Fund share transactions                                 $14,695,173       $   932,108
                                                             ------------      -----------
    Net increase in net assets                               $24,256,063       $ 6,735,825
NET ASSETS:
Beginning of period                                           48,242,203        41,506,378
                                                             ------------      -----------
End of period                                                $72,498,266       $48,242,203
                                                             ============      ===========
Undistributed (distributions in excess of) net
  investment income                                          $   (71,316)      $    12,629
                                                             ============      ===========

24    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  '07 Shares         '07 Amount      '06 Shares       '06 Amount
                                  (unaudited)        (unaudited)
CLASS A
Shares sold                        2,008,656        $26,968,361         754,866       $8,766,724
Reinvestment of distributions            212              2,869          77,295          933,039
Less shares repurchased           (1,076,712)       (14,756,712)       (797,544)      (9,233,677)
                                  ----------        -----------        --------       ----------
    Net increase                     932,156        $12,214,518          34,617       $  466,086
                                  ==========        ===========        ========       ==========
CLASS B
Shares sold                          398,279        $ 5,313,600         152,965       $1,768,175
Reinvestment of distributions             19                236          13,469          164,052
Less shares repurchased             (233,088)        (3,155,309)       (110,252)      (1,272,247)
                                  ----------        -----------        --------       ----------
    Net increase                     165,210        $ 2,158,527          56,182       $  659,980
                                  ==========        ===========        ========       ==========
CLASS C
Shares sold                          714,615        $ 9,441,245         385,303       $4,423,767
Reinvestment of distributions             21                292          37,117          452,088
Less shares repurchased             (676,535)        (9,119,409)       (444,937)      (5,069,813)
                                  ----------        -----------        --------       ----------
    Net increase (decrease)           38,101        $   322,128         (22,517)      $ (193,958)
                                  ==========        ===========        ========       ==========

The accompanying notes are an integral part of these financial statements.   25

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended                    12/1/04 (a)
                                                        5/31/07      Year Ended        to
                                                      (unaudited)     11/30/06     11/30/05
CLASS A
Net asset value, beginning of period                   $  12.51       $ 10.95       $ 10.00
                                                       --------       -------       -------
Net increase from investment operations:
  Net investment income                                $   0.00(c)    $  0.05       $  0.05
  Net realized and unrealized gain on investments          2.04          2.14          0.90
                                                       --------       -------       -------
   Net increase from investment operations             $   2.04       $  2.19       $  0.95
Distribution to shareowners
  Net investment income                                       -         (0.09)            -
  Net realized gain                                           -         (0.54)            -
                                                       --------       -------       -------
  Net increase in net asset value                      $   2.04       $  1.56       $  0.95
                                                       --------       -------       -------
Net asset value, end of period                         $  14.55       $ 12.51       $ 10.95
                                                       ========       =======       =======
Total return*                                             16.31%        20.26%         9.50%(b)
Ratio of net expenses to average net assets+               1.25%**       1.25%         1.25%**
Ratio of net investment income to average
  net assets+                                              0.06%**       0.48%         0.65%**
Portfolio turnover rate                                     115%**         64%            8%**
Net assets, end of period (in thousands)               $ 43,289       $25,549       $21,996
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                             1.28%**       1.58%         1.78%**
  Net investment income                                    0.03%**       0.15%         0.12%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                             1.25%**       1.25%         1.25%**
  Net investment income                                    0.06%**       0.48%         0.65%**

(a)  Class A shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                          Ended                     12/1/04 (a)
                                                         5/31/07      Year Ended         to
                                                       (unaudited)     11/30/06      11/30/05
CLASS B
Net asset value, beginning of period                   $  12.41        $ 10.88       $  10.00
                                                       --------        -------       --------
Net increase from investment operations:
  Net investment loss                                  $  (0.05)       $ (0.04)      $  (0.01)
  Net realized and unrealized gain on investments          2.01           2.11           0.89
                                                       --------        -------       --------
   Net increase from investment operations             $   1.96        $  2.07       $   0.88
Distribution to shareowners
  Net realized gain                                           -          (0.54)             -
                                                       --------        -------       --------
Net increase in net asset value                        $   1.96        $  1.53       $   0.88
                                                       --------        -------       --------
Net asset value, end of period                         $  14.37        $ 12.41       $  10.88
                                                       ========        =======       ========
Total return*                                             15.79%         19.15%          8.80%(b)
Ratio of net expenses to average net assets+               2.06%**        2.09%          2.04%**
Ratio of net investment loss to average
  net assets+                                             (0.75)%**      (0.37)%        (0.12)%**
Portfolio turnover rate                                     115%**          64%             8%**
Net assets, end of period (in thousands)               $  9,107        $ 5,813       $  4,483
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                             2.09%**        2.41%          2.53%**
  Net investment loss                                     (0.78)%**      (0.69)%        (0.61)%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                             2.05%**        2.08%          2.04%**
  Net investment loss                                     (0.74)%**      (0.36)%        (0.12)%**

(a)  Class B shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                          Ended                     12/1/04 (a)
                                                         5/31/07     Year Ended         to
                                                       (unaudited)    11/30/06       11/30/05
CLASS C
Net asset value, beginning of period                   $  12.42        $ 10.87       $  10.00
                                                       --------        -------       --------
Net increase from investment operations:
  Net investment loss                                  $  (0.05)       $ (0.03)      $  (0.01)
  Net realized and unrealized gain on investments          2.01           2.12           0.88
                                                       --------        -------       --------
   Net increase from investment operations             $   1.96        $  2.09       $   0.87
Distribution to shareowners
  Net realized gain                                           -          (0.54)             -
                                                       --------        -------       --------
Net increase in net asset value                        $   1.96        $  1.55       $   0.87
                                                       --------        -------       --------
Net asset value, end of period                         $  14.38        $ 12.42       $  10.87
                                                       ========        =======       ========
Total return*                                             15.78%         19.36%          8.70%(b)
Ratio of net expenses to average net assets+               2.03%**        2.03%          2.01%**
Ratio of net investment loss to average
  net assets+                                             (0.68)%**      (0.30)%        (0.11)%**
Portfolio turnover rate                                     115%**          64%             8%**
Net assets, end of period (in thousands)               $ 20,102        $16,880       $ 15,027
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                             2.07%**        2.35%          2.53%**
  Net investment loss                                     (0.72)%**      (0.62)%        (0.63)%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                             2.03%**        2.02%          2.01%**
  Net investment loss                                     (0.68)%**      (0.29)%        (0.11)%**

(a)  Class C shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004. Prior to December 1, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). Pioneer Investment Management, Inc.
(PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has paid all organizational costs of the Fund.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2007 there were no securities fair valued. Temporary cash investments are valued at net asset value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
30

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                   2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                               $  168,044
  Long-term capital gain                         2,091,189
                                                ----------
    Total                                       $2,259,233
                                                ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006.

--------------------------------------------------------------------------------
                                                   2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                 $       -
  Undistributed long-term gain                    862,278
  Unrealized appreciation                       7,937,326
                                               ----------
    Total                                      $8,799,604
                                               ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on REIT holdings.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $22,048 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, PIM, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. Prior to January 1, 2007, Pioneer's annual fee was equal to 0.75% of the Fund's average daily net assets. For the six months ended May 31, 2007, the management fee was equivalent to a rate of 0.75% of the average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expense to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A shares and through April 1, 2008 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2007, $1,528 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $3,336 in transfer agent fees payable from PIMSS at May 31, 2007.

4.   Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares and Class C shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in due to affiliates is $1,093 in distribution fees payable to PFD at May 31, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2007, CDSCs in the amount of $13,196 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2007, the Fund's expenses were reduced by $2,217 under such arrangements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Daniel K. Kingsbury, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Daniel K. Kingsbury                             Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.